This Supplement is filed pursuant to Rule 497(d) with regard to Municipal Investment Trust Fund. Insured Series 400

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                       SUPPLEMENT DATED DECEMBER 18, 1998
                      TO PROSPECTUS DATED  OCTOBER 8, 1998
                       OF MUNCIPAL INVESTMENT TRUST FUND
                              INSURED SERIES  400

The figures in the Example on page 4 should be revised as follows:

If you sell your units at the end of the period:

             1 YEAR       3 YEARS       5 YEARS        10 YEARS
              $323          $352          $383           $476

If you do not sell your units:

             1 YEAR       3 YEARS       5 YEARS        10 YEARS
              $228          $352          $383           $476

                                                                    70138--12/98